RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		4 Months Ended	12 Months Ended
	May 25, 2016	May 19, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Aggregated Revenue				$ 62		$ 19
Aggregate net amounts of lease expenses				604	$ 411	417
Related party revenues				139	107	53
Reimburse expense				730
Renovation and reimburse expenses				585
Financial expenses				816	(433)	(332)
Initial payment received under sales agreement				$ 18,322	18,322
Follow-on Public Offering per sahre price	$ 11.00	$ 11.00
Gross proceeds from public offering	$ 21,279	$ 20,000
Shares issued	2,090,909	272,727
Principal shareholder [Member]
Related Party Transaction [Line Items]
Joint Ownership Percentage of Principal Shareholders Which Are Principal Shareholder of Affiliates				29.00%
AT&T Engagement [Member]
Related Party Transaction [Line Items]
Initial payment received under sales agreement				$ 18,310
Chairwoman [Member]
Related Party Transaction [Line Items]
Salary expenses			$ 30	$ 180
Consultant [Member]
Related Party Transaction [Line Items]
Related party expense					$ 24	$ 39
Director [Member]
Related Party Transaction [Line Items]
Shares issued	200,000
Investment in issuance of Ordinary shares	$ 2,200